ACQUIRED INTANGIBLE ASSETS, NET (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Amortization of Intangible Assets	¥ 7,710	¥ 7,670	¥ 5,665
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years